Borrowings - Stated Maturities and Maturity to Call Date (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 13,700
2014	19,700
2015	11,900
2016	12,400
2017	12,500
2018-2047	80,300
Total, long-term debt	152,401	154,393
Stated Maturity [Member]
Debt Instrument [Line Items]
2013	13,655
2014	19,652
2015	11,868
2016	12,293
2017	12,399
2018-2047	79,745
Long term debt maturities total	149,612
Hedge accounting adjustments	2,789
Total, long-term debt	152,401
Stated Maturity [Member] | Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
2013
2014	3,021
2015	997
2016	2,277
2017	1,823
2018-2047	7,328
Long term debt maturities total	15,446
Hedge accounting adjustments	1,644
Total, long-term debt	17,090
Stated Maturity [Member] | Brokered Deposits [Member]
Debt Instrument [Line Items]
2013
2014	1,738
2015	708
2016	235
2017	407
2018-2047
Long term debt maturities total	3,088
Hedge accounting adjustments	32
Total, long-term debt	3,120
Stated Maturity [Member] | Secured Borrowings [Member]
Debt Instrument [Line Items]
2013	13,655
2014	14,893
2015	10,163
2016	9,781
2017	10,169
2018-2047	72,417
Long term debt maturities total	131,078
Hedge accounting adjustments	1,113
Total, long-term debt	132,191
Maturity to Call Date [Member]
Debt Instrument [Line Items]
2013	20,444
2014	15,411
2015	11,733
2016	12,292
2017	12,377
2018-2047	77,355
Long term debt maturities total	149,612
Hedge accounting adjustments	2,789
Total, long-term debt	152,401
Maturity to Call Date [Member] | Senior Unsecured Debt [Member]
Debt Instrument [Line Items]
2013	1,563
2014	3,158
2015	1,086
2016	2,276
2017	1,801
2018-2047	5,562
Long term debt maturities total	15,446
Hedge accounting adjustments	1,644
Total, long-term debt	17,090
Maturity to Call Date [Member] | Brokered Deposits [Member]
Debt Instrument [Line Items]
2013
2014	1,738
2015	708
2016	235
2017	407
2018-2047
Long term debt maturities total	3,088
Hedge accounting adjustments	32
Total, long-term debt	3,120
Maturity to Call Date [Member] | Secured Borrowings [Member]
Debt Instrument [Line Items]
2013	18,881
2014	10,515
2015	9,939
2016	9,781
2017	10,169
2018-2047	71,793
Long term debt maturities total	131,078
Hedge accounting adjustments	1,113
Total, long-term debt	$ 132,191